ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The following table summarizes the amounts assigned to each major asset acquired and liability disposed of at the Date of Sale:

Net assets disposed of:	RMB
Cash	443,765
Accounts receivable, net	159,848
Inventories	157,033
Bill receivable	38,483
Amount due from related party	61,472
Prepaid expenses and other receivables	36,198
Other assets	321
Property and equipment, net	7,751
Land use rights, net	19,015
Accounts payable	(71,426)
Bank borrowings	(369,112)
Income taxes payable	(1,189)
Accrued expenses and other liabilities	(3,790)
Total	478,369

Satisfied by:
Cash consideration	(486,502)
Exchange reserve realized upon disposal	5,638
Transaction cost	1,937
Gain on disposal of subsidiaries	558

Schedule Of Cash Flow From Disposal Of Subsidiaries [Table Text Block]	Net cash inflow from disposal of subsidiaries:
RMB

Cash held by Disposal Group disposed of	(443,765)
Cash consideration received	486,502
Net cash inflow from disposal of subsidiaries	42,737

Schedule of Purchase Price Allocation [Table Text Block]

The purchase price allocation is as follows:

RMB
Intangible assets
– order backlog	4,305
– customer relationships	50,833
– non-compete agreements	42,911
– proprietary technology	1,188
Goodwill	61,509
Deferred tax liabilities	(16,374)

Net asset acquired	144,372

Business Acquisition, Pro Forma Information [Table Text Block]

The following unaudited proforma financial information represents the combined results of operations of the Group as if the acquisition of MDC had occurred as of January 1, 2010. The unaudited proforma information is not necessarily indicative of what the Company’s consolidated results of operations actually would have been had it completed the acquisition as of January 1, 2010. In addition, the unaudited proforma financial information does not attempt to project the future results of operations of the Group.

	Year ended December 31
	2011	2010
	RMB (unaudited)	RMB (unaudited)
Net revenue	3,554,401	2,632,103
Income / (loss) from operations	(133,836)	117,266
Net income / (loss) attributable to Cogo Group, Inc.	(157,759)	110,528
Earnings / (loss) per share attributable to Cogo Group, Inc.
Basic	(4.25)	2.97
Diluted	(4.25)	2.89

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the amounts assigned to each major asset acquired and liability assumed at the date of acquisition.

RMB
Cash	8,753
Accounts receivable	16,807
Inventories	8,010
Property and equipment	17
Intangible assets
– customer relationships	10,671
– non-compete agreements	13,527
– in-process research and development	4,390
– proprietary technology	5,959
Goodwill	21,422
Bank borrowings	(9,314)
Income taxes payable	(1,584)
Accrued expenses and other liabilities	(8,506)
Deferred tax liabilities	(4,976)
Noncontrolling interests	(4,255)
Purchase price allocated	60,921

Schedule of Intangible Assets and Goodwill [Table Text Block]

As a result of the Supplementary Agreement, the Company recognized a net gain on settlement relating to the acquisition of Long Rise before goodwill impairment of RMB43,676 in the consolidated statement of income and comprehensive income for the year ended December 31, 2010 summarized as follows:

RMB
Adjustment to the purchase consideration	54,178
Disposal of the non-compete agreements	(2,630)
Impairment losses of customer relationships and proprietary technology	(7,872)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment	43,676